Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,422	$ 1,440
Adjustments to purchase price allocation	0	(18)
Balance at end of period	$ 1,422	$ 1,422